Plan's Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Plan's interest in net assets of Master Trust, percentage	99.40%	99.40%
Investment measured at net asset value	$ 1,676,783	$ 1,406,968
Receivables	25,598	22,470
Total assets	3,292,750	3,268,137
Payables	0	29
Net assets available for benefits	3,292,750	3,268,108
Master Trust
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	909,280	987,714
Investment measured at net asset value	1,676,783	1,406,968
Investments at contract value	164,508	179,398
Total investments	2,750,571	2,574,080
Receivables	530	992
Total assets	2,751,101	2,575,072
Payables	918	743
Net assets available for benefits	2,750,183	2,574,329
Master Trust | Colgate-Palmolive Company Common Stock
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	289,835	333,606
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	350,942	391,971
Master Trust | Cash reserve funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	10,382	9,090
Master Trust | Separately managed account
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	258,121	253,047
Plan’s Interest in Master Trust
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	902,737	980,156
Investment measured at net asset value	1,666,319	1,398,572
Investments at contract value	164,330	179,188
Total investments	2,733,386	2,557,916
Receivables	529	990
Total assets	2,733,915	2,558,906
Payables	914	739
Net assets available for benefits	2,733,001	2,558,167
Plan’s Interest in Master Trust | Colgate-Palmolive Company Common Stock
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	283,738	326,565
Plan’s Interest in Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	350,507	391,559
Plan’s Interest in Master Trust | Cash reserve funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	10,371	8,985
Plan’s Interest in Master Trust | Separately managed account
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	$ 258,121	$ 253,047